STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
INVESTMENT ACTIVITY:
Plan's interest in the investment gain of The Xylem Inc. Retirement Savings Master Trust	$ 259,678
OTHER INCOME	204
CONTRIBUTIONS:
Employer	60,669
Members	82,291
Member rollovers	15,510
Total contributions	158,470
INTEREST INCOME ON NOTES RECEIVABLE FROM MEMBERS	1,625
DEDUCTIONS:
Distributions to Members	(225,268)
Trustee and administrative expenses	(1,473)
Total deductions	(226,741)
NET INCREASE IN ASSETS AVAILABLE FOR BENEFITS	193,236
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,751,860
End of year	$ 1,945,096